Acquisition (Table)	12 Months Ended
Dec. 31, 2014
Business Acquisition [Line Items]
ScheduleOfPriorPeriodAdjustmentsRelatedToAssetDropDown [Table Text Block]
The following table presents the collective impact of the VEX Drop Down and EMH Drop Downs on 2014 revenue, net income, net income attributable to non-controlling interest and net income attributable to EnLink Midstream Partners, LP as presented in the Partnership's historical Consolidated Statements of Operations:

	Year Ended December 31, 2014
	Partnership Historical	EMH*	VEX**	Combined
	(in millions)
Revenues	$3,500.4	$—	$7.4	$3,507.8
Net income (loss)	$312.3	$—	$(2.0)	$310.3
Net income (loss) attributable to non-controlling interest	$131.2	$(131.4)	$—	$(0.2)
Net income (loss) attributable to EnLink Midstream Partners, LP	$181.1	$131.4	$(2.0)	$310.5
General partner interest in net income (loss)	$8.9	$131.4	$(2.0)	$138.3

Business Acquisition, Pro Forma Information
The following unaudited pro forma condensed financial data for the year ended December 31, 2014 and 2013 gives effect to the business combination, Chevron acquisition, E2 drop down, EMH Drop Downs and VEX Drop Down as if they had occurred on January 1, 2013. The pro forma condensed financial information has been included for comparative purposes only and is not necessarily indicative of the results that might have occurred had the transactions taken place on the dates indicated and is not intended to be a projection of future results. As of March 7, 2014, Midstream Holdings entered into gathering and processing agreements with Devon, which are described in Note 4. Pro forma financial information associated with the business combination and with these agreements with Devon is reflected below.

	Year Ended December 31,
	2014	2013
	(in millions except for per unit data)
Pro forma total revenues	$3,705.5	$2,597.9
Pro forma net income	$285.1	$154.6
Pro forma net income attributable to EnLink Midstream Partners, LP	$285.4	$41.1
Pro forma net income per common unit:
Basic	$0.52	$0.16
Diluted	$0.52	$0.16

Chevron Acquisition
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table is a preliminary summary of the fair value of the assets acquired and liabilities assumed:

Purchase Price Allocation (in millions):
Assets acquired:
Property, Plant and equipment	$242.2
Liabilities assumed:
Current liabilities	(10.7)
Total purchase price	$231.5

E2 Drop Down
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table presents the carrying value of the identified assets received and liabilities assumed at the acquisition date (in millions):

Assets acquired:
Current assets	$25.4
Property, plant and equipment	136.7
Intangibles	41.9
Liabilities assumed:
Current liabilities	(4.4)
Long term debt	(0.4)
Other long term liabilities	(0.4)
Total identifiable net assets	$198.8

Devon Merger
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table is a summary of the fair value of the assets acquired and liabilities assumed from the Partnership in the business combination as of March 7, 2014:

Purchase Price Allocation (in millions):
Assets acquired:
Current assets	$435.9
Property, plant and equipment	2,341.9
Intangibles	524.9
Equity investment	221.5
Goodwill	1,856.0
Other long-term assets	1.1
Liabilities assumed:
Current liabilities	(474.0)
Long-term debt	(1,364.3)
Deferred taxes	(63.6)
Long term liabilities	(101.1)
Total purchase price	$3,378.3

Schedule of Business Acquisitions, by Acquisition
The following table summarizes the purchase price (in millions, except per unit price):

EnLink Midstream Partners, LP outstanding units:
Common units held by public unitholders	75.1
Common units held by EMI	18.0
Preferred units held by third party (1)	17.1
Restricted units	0.4
Total units exchanged	110.6

EnLink Midstream Partners, LP common unit price (2)	$30.51
EnLink Midstream Partners, LP common units fair value	$3,374.4
EnLink Midstream Partners, LP outstanding unit options fair value	$3.9
Total purchase price	$3,378.3

(1)	The Partnership converted the preferred units to common units in February 2014.

(2)	The final purchase price is based on the market value of the Partnership's common units as of the closing date, March 7, 2014.